CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 812,277	$ 684,592	$ 1,139,450	$ 1,996,764
Total current assets	144,772,273	159,358,503
TOTAL ASSETS	154,240,533	170,764,497
Current Liabilities
Other payables and accrued liabilities	1,669,670	1,622,958
Due to shareholder	282,499	100,000
Total current liabilities	50,106,311	51,382,639
TOTAL LIABILITIES	50,106,311	67,355,476
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,828,790 and 19,901,959 shares outstanding as of December 31, 2015 and 2014, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	5,631,373	5,021,752
Retained earnings	50,258,265	44,971,082
Accumulated other comprehensive income	2,596,227	8,425,697
Treasury stock, at cost: 171,210 and 98,041 shares as of December 31, 2015 and 2014, respectively	(155,343)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	92,501,977	92,493,378
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	154,240,533	170,764,497
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	81,493	23,762	$ 19,171	$ 46,368
Due from related party	20,000,000	20,000,000
Total current assets	20,081,493	20,023,762
Investments in subsidiaries	73,637,980	73,371,675
TOTAL ASSETS	93,719,473	93,395,437
Current Liabilities
Other payables and accrued liabilities	934,997	802,059
Due to shareholder	282,499	100,000
Total current liabilities	1,217,496	902,059
TOTAL LIABILITIES	1,217,496	902,059
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,828,790 and 19,901,959 shares outstanding as of December 31, 2015 and 2014, respectively	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	5,631,373	5,021,752
Retained earnings	50,258,265	44,971,082
Accumulated other comprehensive income	2,596,227	8,425,697
Treasury stock, at cost: 171,210 and 98,041 shares as of December 31, 2015 and 2014, respectively	(155,343)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	92,501,977	92,493,378
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 93,719,473	$ 93,395,437